                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10071

                    Oppenheimer Small- & Mid-Cap Growth Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                      Date of reporting period: 01/31/2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                        Shares        Value
                                                      ---------   ------------
COMMON STOCKS--97.4%
CONSUMER DISCRETIONARY--19.7%
AUTO COMPONENTS--1.9%
BorgWarner, Inc.(1)                                      28,050   $  1,890,570
TRW Automotive Holdings Corp.(1)                         24,770      1,477,778
                                                                  ------------
                                                                     3,368,348
DIVERSIFIED CONSUMER SERVICES--0.6%
Sotheby's                                                28,450      1,146,535
HOTELS, RESTAURANTS & LEISURE--3.3%
Chipotle Mexican Grill, Inc., Cl. A(1)                    9,520      2,084,118
Panera Bread Co., Cl. A(1)                               22,310      2,131,944
Starwood Hotels & Resorts Worldwide, Inc.                29,160      1,719,565
                                                                  ------------
                                                                     5,935,627
INTERNET & CATALOG RETAIL--2.4%
E-Commerce China Dangdang, Inc., Sponsored ADR(1)        14,140        400,162
NetFlix.com, Inc.(1)                                      7,390      1,582,051
Priceline.com, Inc.(1)                                    5,530      2,369,716
                                                                  ------------
                                                                     4,351,929
LEISURE EQUIPMENT & PRODUCTS--0.8%
Hasbro, Inc.                                             34,510      1,521,546
MEDIA--1.7%
Discovery Communications, Inc.(1)                        39,200      1,528,800
Scripps Networks Interactive, Cl. A                      31,870      1,481,955
                                                                  ------------
                                                                     3,010,755
MULTILINE RETAIL--2.3%
Dollar Tree, Inc.(1)                                     48,080      2,431,886
Nordstrom, Inc.                                          41,710      1,717,618
                                                                  ------------
                                                                     4,149,504
SPECIALTY RETAIL--4.5%
Dick's Sporting Goods, Inc.(1)                           24,600        887,814
O'Reilly Automotive, Inc.(1)                             30,450      1,730,474
Tiffany & Co.                                            31,770      1,846,790
Tractor Supply Co.                                       40,080      2,056,505
Ulta Salon, Cosmetics & Fragrance, Inc.(1)               41,140      1,523,826
                                                                  ------------
                                                                     8,045,409
TEXTILES, APPAREL & LUXURY GOODS--2.2%
Fossil, Inc.(1)                                          18,550      1,317,978
Phillips/Van Heusen Corp.                                26,730      1,560,230
Under Armour, Inc., Cl. A(1)                             19,700      1,179,242
                                                                  ------------
                                                                     4,057,450
CONSUMER STAPLES--4.3%
BEVERAGES--1.2%
Hansen Natural Corp.(1)                                  38,080      2,156,851
FOOD & STAPLES RETAILING--1.4%
Fresh Market, Inc. (The)(1)                              12,460        458,154


                  1 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                        Shares        Value
                                                      ---------   ------------
FOOD & STAPLES RETAILING CONTINUED
Whole Foods Market, Inc.                                 41,390   $  2,140,277
                                                                  ------------
                                                                     2,598,431
FOOD PRODUCTS--0.3%
TreeHouse Foods, Inc.(1)                                  9,310        445,484
PERSONAL PRODUCTS--1.4%
Estee Lauder Cos., Inc. (The), Cl. A                     24,020      1,933,610
Nu Skin Asia Pacific, Inc., Cl. A                        22,020        662,362
                                                                  ------------
                                                                     2,595,972
ENERGY--6.1%
ENERGY EQUIPMENT & SERVICES--2.7%
Core Laboratories NV                                     19,960      1,821,550
Dril-Quip, Inc.(1)                                       14,510      1,119,011
Superior Energy Services, Inc.(1)                        53,450      1,877,164
                                                                  ------------
                                                                     4,817,725
OIL, GAS & CONSUMABLE FUELS--3.4%
Concho Resources, Inc.(1)                                37,650      3,623,813
Oasis Petroleum, Inc.(1)                                 33,830      1,081,545
Whiting Petroleum Corp.(1)                               12,210      1,541,879
                                                                  ------------
                                                                     6,247,237
FINANCIALS--5.7%
CAPITAL MARKETS--1.4%
Affiliated Managers Group, Inc.(1)                       14,550      1,481,627
Stifel Financial Corp.(1)                                16,935      1,086,550
                                                                  ------------
                                                                     2,568,177
COMMERCIAL BANKS--2.3%
East West Bancorp, Inc.                                  70,100      1,521,871
First Republic Bank(1)                                   21,620        642,763
Signature Bank(1)                                        38,500      2,011,240
                                                                  ------------
                                                                     4,175,874
DIVERSIFIED FINANCIAL SERVICES--0.9%
MSCI, Inc., Cl. A(1)                                     48,080      1,645,778
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.0%
Jones Lang LaSalle, Inc.                                 20,250      1,794,960
THRIFTS & MORTGAGE FINANCE--0.1%
BankUnited, Inc.(1)                                       4,760        133,280
HEALTH CARE--13.7%
BIOTECHNOLOGY--2.5%
Alexion Pharmaceuticals, Inc.(1)                         37,880      3,175,102
United Therapeutics Corp.(1)                             19,350      1,315,413
                                                                  ------------
                                                                     4,490,515
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Edwards Lifesciences Corp.(1)                            32,130      2,708,238
HEALTH CARE PROVIDERS & SERVICES--3.4%
AMERIGROUP Corp.(1)                                       9,900        518,463
AmerisourceBergen Corp.                                  41,930      1,503,610


                  2 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                        Shares        Value
                                                      ---------   ------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Catalyst Health Solutions, Inc.(1)                       26,090   $  1,132,306
Health Management Associates, Inc., Cl. A(1)             98,800        899,080
HMS Holdings Corp.(1)                                    32,390      2,083,973
                                                                  ------------
                                                                     6,137,432
HEALTH CARE TECHNOLOGY--1.9%
Cerner Corp.(1)                                          14,210      1,404,659
SXC Health Solutions Corp.(1)                            42,330      2,036,496
                                                                  ------------
                                                                     3,441,155
LIFE SCIENCES TOOLS & SERVICES--1.3%
Illumina, Inc.(1)                                        14,750      1,022,765
Waters Corp.(1)                                          17,720      1,353,631
                                                                  ------------
                                                                     2,376,396
PHARMACEUTICALS--3.1%
Nektar Therapeutics(1)                                   46,510        521,377
Perrigo Co.                                              24,730      1,798,860
Salix Pharmaceuticals Ltd.(1)                            26,320      1,078,330
Valeant Pharmaceuticals International, Inc.              59,160      2,161,115
                                                                  ------------
                                                                     5,559,682
INDUSTRIALS--14.9%
AEROSPACE & DEFENSE--2.4%
BE Aerospace, Inc.(1)                                    52,300      2,023,487
TransDigm Group, Inc.(1)                                 28,720      2,225,226
                                                                  ------------
                                                                     4,248,713
COMMERCIAL SERVICES & SUPPLIES--0.6%
Stericycle, Inc.(1)                                      14,310      1,123,192
ELECTRICAL EQUIPMENT--4.3%
AMETEK, Inc.                                             50,155      2,045,321
Polypore International, Inc.(1)                          27,680      1,332,792
Rockwell Automation, Inc.                                32,810      2,657,938
Roper Industries, Inc.                                   22,270      1,730,156
                                                                  ------------
                                                                     7,766,207
MACHINERY--4.8%
CNH Global NV(1)                                         19,280        933,730
Gardner Denver, Inc.                                     27,330      1,971,586
Joy Global, Inc.                                         20,400      1,778,472
Parker-Hannifin Corp.                                    27,840      2,489,174
WABCO Holdings, Inc.(1)                                  23,430      1,368,312
                                                                  ------------
                                                                     8,541,274
PROFESSIONAL SERVICES--0.5%
Manpower, Inc.                                           13,860        894,940
ROAD & RAIL--1.3%
Kansas City Southern, Inc.(1)                            47,780      2,388,044
TRADING COMPANIES & DISTRIBUTORS--1.0%
WESCO International, Inc.(1)                             32,920      1,845,166


                  3 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                        Shares        Value
                                                      ---------   ------------
INFORMATION TECHNOLOGY--24.7%
COMMUNICATIONS EQUIPMENT--3.6%
Ciena Corp.(1)                                           56,780   $  1,250,863
F5 Networks, Inc.(1)                                     19,150      2,075,477
JDS Uniphase Corp.(1)                                    77,870      1,321,454
Riverbed Technology, Inc.(1)                             52,120      1,869,544
                                                                  ------------
                                                                     6,517,338
COMPUTERS & PERIPHERALS--0.7%
NetApp, Inc.(1)                                          23,130      1,265,905
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Trimble Navigation Ltd.(1)                               38,720      1,784,218
INTERNET SOFTWARE & SERVICES--3.2%
Akamai Technologies, Inc.(1)                             33,370      1,612,438
Demand Media, Inc.(1)                                     2,510         50,903
Rackspace Hosting, Inc.(1)                               60,570      2,029,701
SINA Corp.(1)                                            25,120      2,141,480
                                                                  ------------
                                                                     5,834,522
IT SERVICES--2.4%
Cognizant Technology Solutions Corp.(1)                  23,250      1,696,088
Syntel, Inc.                                             22,960      1,280,479
Teradata Corp.(1)                                        30,800      1,324,092
                                                                  ------------
                                                                     4,300,659
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.3%
Atmel Corp.(1)                                          140,040      1,896,142
Cavium Networks, Inc.(1)                                 46,990      1,857,985
Netlogic Microsystems, Inc.(1)                           66,220      2,308,429
Silicon Laboratories, Inc.(1)                            29,070      1,293,034
Skyworks Solutions, Inc.(1)                              83,760      2,661,055
Varian Semiconductor Equipment Associates, Inc.(1)       31,310      1,391,730
                                                                  ------------
                                                                    11,408,375
SOFTWARE--7.5%
Citrix Systems, Inc.(1)                                  25,450      1,607,931
Concur Technologies, Inc.(1)                             32,150      1,640,615
Fortinet, Inc.(1)                                        44,710      1,719,100
Informatica Corp.(1)                                     30,320      1,406,848
Red Hat, Inc.(1)                                         49,220      2,033,770
Rovi Corp.(1)                                            32,040      1,978,790
Salesforce.com, Inc.(1)                                  12,880      1,663,323
TIBCO Software, Inc.(1)                                  62,810      1,380,564
                                                                  ------------
                                                                    13,430,941
MATERIALS--6.3%
CHEMICALS--4.5%
Albemarle Corp.                                          41,160      2,311,539
CF Industries Holdings, Inc.                              9,850      1,330,144
Lubrizol Corp. (The)                                     11,880      1,276,625


                  4 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                        Shares        Value
                                                      ---------   ------------
CHEMICALS CONTINUED
Rockwood Holdings, Inc.(1)                               22,950   $    931,541
Solutia, Inc.(1)                                         93,300      2,185,086
                                                                  ------------
                                                                     8,034,935
CONTAINERS & PACKAGING--1.0%
Rock-Tenn Co., Cl. A                                     26,510      1,769,543
METALS & MINING--0.8%
Silver Wheaton Corp.(1)                                  49,570      1,526,756
TELECOMMUNICATION SERVICES--2.0%
WIRELESS TELECOMMUNICATION SERVICES--2.0%
NII Holdings, Inc.(1)                                    52,810      2,216,964
SBA Communications Corp.(1)                              33,380      1,361,904
                                                                  ------------
                                                                     3,578,868
                                                                  ------------
Total Common Stocks (Cost $129,071,280)                            175,739,886
INVESTMENT COMPANY--2.3%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.20% (2,3) (Cost $4,277,478)                         4,277,478      4,277,478
TOTAL INVESTMENTS, AT VALUE (COST $133,348,758)            99.7%   180,017,364
Other Assets Net of Liabilities                             0.3        463,394
                                                      ---------   ------------
Net Assets                                               100.0%   $180,480,758
                                                      =========   ============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                     SHARES                                 SHARES
                                    OCTOBER        GROSS        GROSS      JANUARY
                                  29, 2010(a)    ADDITIONS   REDUCTIONS    31, 2011
                                  -----------   ----------   ----------   ---------
Oppenheimer Institutional Money
   Market Fund, Cl. E             3,153,450     29,989,871   28,865,843   4,277,478

                                     VALUE     INCOME
                                  ----------   ------
Oppenheimer Institutional Money
   Market Fund, Cl. E             $4,277,478   $2,003

(a.) October 29, 2010 represents the last business day of the Fund's 2010 fiscal year.

(3.) Rate shown is the 7-day yield as of January 31, 2011.


                  5 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of January 31, 2011 based on valuation input level:

                                                LEVEL 2--
                                  LEVEL 1--       OTHER        LEVEL 3--
                                 UNADJUSTED    SIGNIFICANT    SIGNIFICANT
                                   QUOTED       OBSERVABLE   UNOBSERVABLE
                                   PRICES         INPUTS        INPUTS          VALUE
                                ------------   -----------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $ 35,587,103       $--            $--       $ 35,587,103
   Consumer Staples                7,796,738        --             --          7,796,738
   Energy                         11,064,962        --             --         11,064,962
   Financials                     10,318,069        --             --         10,318,069
   Health Care                    24,713,418        --             --         24,713,418
   Industrials                    26,807,536        --             --         26,807,536
   Information Technology         44,541,958        --             --         44,541,958
   Materials                      11,331,234        --             --         11,331,234
   Telecommunication Services      3,578,868        --             --          3,578,868
Investment Company                 4,277,478        --             --          4,277,478
                                ------------       ---            ---       ------------
Total Assets                    $180,017,364       $--            $--       $180,017,364
                                ------------       ---            ---       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.


                  6 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                  7 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

Federal tax cost of securities   $ 134,159,134
                                 =============
Gross unrealized appreciation    $  46,330,764
Gross unrealized depreciation         (472,534)
                                 -------------
Net unrealized appreciation      $  45,858,230
                                 =============


                  8 | Oppenheimer Small- & Mid-Cap Growth Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Small- & Mid-Cap Growth Fund


By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: March 1, 2011


By: /s/ Brian W. Wixted
    -----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 1, 2011